Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Cash Dividends Declared Per Ordinary Share

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2015		2016
	Dividends Per Share (US$)	Amount (in US$ thousands)	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,156	$0.0375	$5,290
Second quarter	$0.0375	5,166	$0.0375	5,290
Third quarter	$0.0375	5,230	$0.0375	5,297
Fourth quarter	$0.0375	5,232	$0.0500	7,065

		$20,784		22,942